SHARE BASED COMPENSATION - Employees and non employees (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2021 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2018	Jun. 30, 2021 CNY (¥) shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted Average Remaining Contractual Term	0 years	0 years
Employees
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding, beginning of period | shares	1,051,800	1,051,800
Granted (in shares) | shares	300,000	300,000
Forfeited (in shares) | shares	(494,700)	(494,700)
Options outstanding, end of period | shares	857,100	857,100	1,051,800
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted Average Exercise Price, beginning of period	$ 3.27
Granted, per share	3.40
Weighted Average Exercise Price, Ending of period	3.37		$ 3.27
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted Average Grant Date Fair Value, beginning of period	5.87
Fair value of grants, per share	4.20
Fair value of forfeitures, per share	5.12
Weighted Average Grant Date Fair Value, end of period	$ 5.61		$ 5.87
Weighted Average Remaining Contractual Term			7 years 4 months 13 days	6 years 11 months 15 days
Aggregate Intrinsic Value | $	$ 2,182		$ 3,616
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest [Abstract]
Vested and expected to vest, shares outstanding | shares	480,000				480,000
Vested and expected to vest, weighted average exercise price	$ 1.51
Vested and expected to vest, weighted average grant date fair value, per share	$ 6.14
Vested and expected to vest, remaining contractual term	5 years 6 months 21 days	5 years 6 months 21 days
Vested and expected to vest, aggregate intrinsic value | $	$ 1,698
Fair value of equity awards vested	$ 1,205	¥ 7,782
Period for recognition of unrecognized compensation cost	1 year 2 months 23 days	1 year 2 months 23 days
Nonemployees
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding, beginning of period | shares	447,300	447,300
Granted (in shares) | shares	105,300	105,300
Exercised (in shares) | shares	(200,900)	(200,900)
Options outstanding, end of period | shares	351,700	351,700	447,300
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted Average Exercise Price, beginning of period	$ 4.86
Granted, per share	2.6
Exercised, per share	4.89
Weighted Average Exercise Price, Ending of period	6.40		$ 4.86
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted Average Grant Date Fair Value, beginning of period	5.85
Fair value of grants, per share	4.49
Fair value of exercises, per share	5.03
Weighted Average Grant Date Fair Value, end of period	$ 4.84		$ 5.85
Weighted Average Remaining Contractual Term	8 years 3 months	8 years 3 months	8 years 6 months 18 days
Aggregate Intrinsic Value | $	$ 483		$ 1,166
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest [Abstract]
Vested and expected to vest, shares outstanding | shares	215,200				215,200
Vested and expected to vest, weighted average exercise price	$ 4.83
Vested and expected to vest, weighted average grant date fair value, per share	$ 5.92
Vested and expected to vest, remaining contractual term	7 years 9 months	7 years 9 months
Vested and expected to vest, aggregate intrinsic value | $	$ 470
Unrecognized employee share-based compensation expense	$ 158				¥ 1,019
Period for recognition of unrecognized compensation cost	7 months 20 days	7 months 20 days